Revenue Recognition - Disaggregation Of Revenue (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 5,019
Transferred over time
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	3,909
Transferred over time | Retail service
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,623
Transferred over time | Inbound roaming
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	154
Transferred over time | Residential
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	509
Transferred over time | Commercial
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	226
Transferred over time | Wholesale
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	191
Transferred over time | Other service
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	206
Transferred at point in time | Equipment and product sales
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,110
U.S. Cellular
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	3,901
U.S. Cellular | Transferred over time
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,912
U.S. Cellular | Transferred over time | Retail service
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,623
U.S. Cellular | Transferred over time | Inbound roaming
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	154
U.S. Cellular | Transferred over time | Residential
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0
U.S. Cellular | Transferred over time | Commercial
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0
U.S. Cellular | Transferred over time | Wholesale
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0
U.S. Cellular | Transferred over time | Other service
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	135
U.S. Cellular | Transferred at point in time | Equipment and product sales
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	989
TDS Telecom
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	927
TDS Telecom | Transferred over time
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	925
TDS Telecom | Transferred over time | Retail service
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0
TDS Telecom | Transferred over time | Inbound roaming
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0
TDS Telecom | Transferred over time | Residential
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	509
TDS Telecom | Transferred over time | Commercial
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	226
TDS Telecom | Transferred over time | Wholesale
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	191
TDS Telecom | Transferred over time | Other service
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	(1)
TDS Telecom | Transferred at point in time | Equipment and product sales
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2
TDS Telecom Wireline
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	698
TDS Telecom Wireline | Transferred over time
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	696
TDS Telecom Wireline | Transferred over time | Retail service
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0
TDS Telecom Wireline | Transferred over time | Inbound roaming
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0
TDS Telecom Wireline | Transferred over time | Residential
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	321
TDS Telecom Wireline | Transferred over time | Commercial
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	184
TDS Telecom Wireline | Transferred over time | Wholesale
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	191
TDS Telecom Wireline | Transferred over time | Other service
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0
TDS Telecom Wireline | Transferred at point in time | Equipment and product sales
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2
Cable
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	230
Cable | Transferred over time
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	230
Cable | Transferred over time | Retail service
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0
Cable | Transferred over time | Inbound roaming
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0
Cable | Transferred over time | Residential
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	188
Cable | Transferred over time | Commercial
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	42
Cable | Transferred over time | Wholesale
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0
Cable | Transferred over time | Other service
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0
Cable | Transferred at point in time | Equipment and product sales
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0
Corporate, Eliminations and Other
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	191
Corporate, Eliminations and Other | Transferred over time
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	72
Corporate, Eliminations and Other | Transferred over time | Retail service
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0
Corporate, Eliminations and Other | Transferred over time | Inbound roaming
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0
Corporate, Eliminations and Other | Transferred over time | Residential
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0
Corporate, Eliminations and Other | Transferred over time | Commercial
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0
Corporate, Eliminations and Other | Transferred over time | Wholesale
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0
Corporate, Eliminations and Other | Transferred over time | Other service
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	72
Corporate, Eliminations and Other | Transferred at point in time | Equipment and product sales
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 119